Description of the business and summary of significant accounting policies - Additional details (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021		Jan. 01, 2021		Dec. 31, 2020	Dec. 31, 2018
Description of the business and summary of significant accounting policies
Cash and cash equivalents.	$ 711,853	$ 741,122	[1]	$ 506,468	[1]	$ 506,468	$ 423,449

[1]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.